Maturities of Securities Available for Sale and Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investment [Line Items]
Securities available for sale fair value Within 1 year	$ 6,280
Securities available for sale fair value After 1 year through 5 years	8,265
Securities available for sale fair value After 5 years through 10 years	7,230
Securities available for sale fair value After 10 years	24,348
Securities available for sale	46,123		33,965
Securities available for sale Within 1 year amortized cost	6,268
Securities available for sale After 1 year through 5 years amortized cost	8,201
Securities available for sale After 5 years through 10 years amortized cost	7,062
Securities available for sale After 10 years amortized cost	24,113
Securities available for sale Amortized Cost	45,644		33,950
Securities held to maturity Within 1 year
Securities held to maturity After 1 year through 5 years	100
Securities held to maturity After 5 years through 10 years	10,248
Securities held to maturity After 10 years	8,384
Securities held to maturity, fair value	18,732		15,539
Securities held to maturity Within 1 year amortized cost
Securities held to maturity After 1 year through 5 years amortized cost	100
Securities held to maturity After 5 years through 10 years amortized cost	9,911
Securities held to maturity After 10 years amortized cost	8,183
Securities held to maturity	18,194		15,108
U.S. agency mortgage-backed securities
Investment [Line Items]
Securities available for sale fair value After 1 year through 5 years	40	[1]
Securities available for sale fair value After 5 years through 10 years	4,050	[1]
Securities available for sale fair value After 10 years	16,386	[1]
Securities available for sale	20,476	[1]	20,921
Securities available for sale Amortized Cost	20,080		20,666
Securities held to maturity Within 1 year		[1]
Securities held to maturity After 5 years through 10 years	9,956	[1]
Securities held to maturity After 10 years	8,333	[1]
Securities held to maturity, fair value	18,289	[1]	15,198
Securities held to maturity	17,750		14,770
Asset-backed securities
Investment [Line Items]
Securities available for sale fair value After 1 year through 5 years	438
Securities available for sale fair value After 5 years through 10 years	785
Securities available for sale fair value After 10 years	6,941
Securities available for sale	8,164		2,635
Securities available for sale Amortized Cost	8,104		2,638
Corporate debt securities
Investment [Line Items]
Securities available for sale fair value Within 1 year	1,149
Securities available for sale fair value After 1 year through 5 years	4,883
Securities available for sale fair value After 5 years through 10 years	224
Securities available for sale	6,256		3,571
Securities available for sale Amortized Cost	6,197		3,592
Certificates of deposit
Investment [Line Items]
Securities available for sale fair value Within 1 year	4,557
Securities available for sale fair value After 1 year through 5 years	1,604
Securities available for sale	6,161		3,622
Securities available for sale Amortized Cost	6,150		3,623
U.S. agency notes
Investment [Line Items]
Securities available for sale fair value After 1 year through 5 years	1,300
Securities available for sale fair value After 5 years through 10 years	2,164
Securities available for sale	3,464		1,800
Securities available for sale Amortized Cost	3,465		1,795
Non-agency residential mortgage-backed securities
Investment [Line Items]
Securities available for sale fair value After 5 years through 10 years	7	[1]
Securities available for sale fair value After 10 years	726	[1]
Securities available for sale	733	[1]	907
Securities available for sale Amortized Cost	796		1,130
Commercial paper
Investment [Line Items]
Securities available for sale fair value Within 1 year	574
Securities available for sale	574		225
Securities available for sale Amortized Cost	574		225
Other securities
Investment [Line Items]
Securities available for sale fair value After 10 years	295
Securities available for sale	295		284
Securities available for sale Amortized Cost	278		281
Securities held to maturity Within 1 year
Securities held to maturity After 1 year through 5 years	100
Securities held to maturity After 5 years through 10 years	292
Securities held to maturity After 10 years	51
Securities held to maturity, fair value	443		341
Securities held to maturity	$ 444		$ 338

[1]	Mortgage-backed securities have been allocated to maturity groupings based on final contractual maturities. Actual maturities will differ from final contractual maturities because borrowers on a certain portion of loans underlying these securities have the right to prepay their obligations.